COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
The minimum rental payments are as follows:
Year
2019	$3,135
2020	3,460
2021	3,436
2022	3,018
2023	3,004
Thereafter	32,489
Total	$48,542